RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Risk Management and Financial Instruments [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Risk Management Overview
TransCanada has exposure to market risk and counterparty credit risk, and has strategies, policies and limits in place to manage the impact of these risks on earnings, cash flow and shareholder value.
Risk management strategies, policies and limits are designed to ensure TransCanada's risks and related exposures are in line with the Company's business objectives and risk tolerance. Market risk and counterparty credit risk are managed within limits established by the Company's Board of Directors, implemented by senior management and monitored by the Company's risk management and internal audit groups. The Board of Directors' Audit Committee oversees how management monitors compliance with market risk and counterparty credit risk management policies and procedures, and oversees management's review of the adequacy of the risk management framework.
Market Risk
The Company constructs and invests in energy infrastructure projects, purchases and sells commodities, issues short-term and long-term debt, including amounts in foreign currencies, and invests in foreign operations. Certain of these activities expose the Company to market risk from changes in commodity prices, foreign exchange rates and interest rates, which may affect the Company's earnings and the value of the financial instruments it holds. The Company assesses contracts used to manage market risk to determine whether all, or a portion, meets the definition of a derivative.
Derivative contracts the Company uses to assist in managing the exposure to market risk may consist of the following:

•	Forwards and futures contracts – agreements to purchase or sell a specific financial instrument or commodity at a specified price and date in the future

•	Swaps – agreements between two parties to exchange streams of payments over time according to specified terms

•
Options – agreements that convey the right, but not the obligation of the purchaser to buy or sell a specific amount of a financial instrument or commodity at a fixed price, either at a fixed date or at any time within a specified period.

Commodity price risk
The following strategies may be used to manage exposure to commodity price risk in the Company's non-regulated businesses:

•
In the Company's power generation business, TransCanada manages the exposure to fluctuating commodity prices through long-term contracts and hedging activities including selling and purchasing power and natural gas in forward markets

•
In the Company's non-regulated natural gas storage business, TransCanada's exposure to seasonal natural gas price spreads is managed with a portfolio of third-party storage capacity contracts and through offsetting purchases and sales of natural gas in forward markets to lock in future positive margins

•
In the Company's liquids marketing business, TransCanada enters into pipeline and storage terminal capacity contracts. TransCanada fixes a portion of its exposure on these contracts by entering into derivative instruments to manage its variable price fluctuations that arise from physical liquids transactions.

The Company's exposure to electricity price risk has been greatly reduced following the sales of its U.S. Northeast power generation assets in 2017 and its U.S. Northeast power retail contracts on March 1, 2018 as well as the continued wind-down of its remaining U.S. Power marketing contracts.
Interest rate risk
TransCanada utilizes short-term and long-term debt to finance its operations which exposes the Company to interest rate risk. TransCanada typically pays fixed rates of interest on its long-term debt and floating rates on its commercial paper programs and amounts drawn on its credit facilities. A small portion of TransCanada's long-term debt is at floating interest rates. In addition, the Company is exposed to interest rate risk on financial instruments and contractual obligations containing variable interest rate components. The Company manages its interest rate risk using a combination of interest rate swaps and option derivatives.
Foreign exchange risk
TransCanada generates revenues and incurs expenses that are denominated in currencies other than Canadian dollars. As a result, the Company's earnings and cash flows are exposed to currency fluctuations.
A portion of TransCanada's businesses generate earnings in U.S. dollars, but since its financial results are reported in Canadian dollars, changes in the value of the U.S. dollar against the Canadian dollar can affect its net income. As the Company's U.S. dollar-denominated operations continue to grow, this exposure increases. A portion of this risk is offset by interest expense on U.S. dollar-denominated debt. The balance of the exposure is hedged on a rolling one-year basis using foreign exchange derivatives, but the exposure remains beyond that period.
Net investment hedges
The Company hedges its net investment in foreign operations (on an after-tax basis) with U.S. dollar-denominated debt, cross-currency swaps and foreign exchange options.
The fair values and notional amounts for the derivatives designated as a net investment hedge were as follows:

	2018		2017
at December 31	Fair Value[1,2]	Notional Amount	Fair Value[1,2]	Notional Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar cross-currency interest rate swaps (maturing 2019)[3]	(43)	US 300	(199)	US 1,200
U.S. dollar foreign exchange options (maturing 2019 to 2020)	(47)	US 2,500	5	US 500
	(90)	US 2,800	(194)	US 1,700

1	Fair value equals carrying value.

2	No amounts have been excluded from the assessment of hedge effectiveness.

3
In 2018, Net income includes net realized gains of $2 million (2017 – gains of $4 million) related to the interest component of cross-currency swap settlements which are reported within Interest expense.

The notional amounts and fair value of U.S. dollar-denominated debt designated as a net investment hedge were as follows:

at December 31	2018	2017
(millions of Canadian $, unless otherwise noted)

Notional amount	31,000 (US 22,700)	25,400 (US 20,200)
Fair value	31,700 (US 23,200)	28,900 (US 23,100)

Counterparty Credit Risk
TransCanada's maximum counterparty credit exposure with respect to financial instruments at December 31, 2018, without taking into account security held, consisted of cash and cash equivalents, accounts receivable, available-for-sale assets, derivative assets and a loan receivable.
Counterparty credit risk represents the financial loss the Company would experience if a counterparty to a financial instrument failed to meet its obligations in accordance with the terms and conditions of the related contract or agreement with the Company.
The Company manages its exposure to this potential loss by dealing with creditworthy counterparties, obtaining financial assurances such as guarantees, letters of credit or cash where considered necessary, and setting limits on the amount TransCanada can transact with any one counterparty. There is no guarantee that these techniques will protect the Company from material losses.
The Company monitors its counterparties and regularly reviews its accounts receivable. The Company records an allowance for doubtful accounts as necessary using the specific identification method. At December 31, 2018 and 2017, there were no significant amounts past due or impaired, no significant credit risk concentration and no significant credit losses during the year.
TransCanada has significant credit and performance exposures to financial institutions as they hold cash deposits and provide committed credit lines and letters of credit that help manage the Company's exposure to counterparties and provide liquidity in commodity, foreign exchange and interest rate derivative markets.
Fair Value of Non-Derivative Financial Instruments
Available-for-sale assets are recorded at fair value which is calculated using quoted market prices where available. Certain non-derivative financial instruments included in cash and cash equivalents, accounts receivable, intangible and other assets, notes payable, accounts payable and other, accrued interest and other long-term liabilities have carrying amounts that approximate their fair value due to the nature of the item or the short time to maturity and would also be classified in Level II of the fair value hierarchy.
Credit risk has been taken into consideration when calculating the fair value of non-derivative financial instruments.
Balance Sheet Presentation of Non-Derivative Financial Instruments
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

	2018		2017
at December 31	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Long-term debt, including current portion[1,2] (Note 17)	(39,971)	(42,284)	(34,741)	(40,180)
Junior subordinated notes (Note 18)	(7,508)	(6,665)	(7,007)	(7,233)
	(47,479)	(48,949)	(41,748)	(47,413)

1	Long-term debt is recorded at amortized cost, except for US$750 million (2017 – US$1.1 billion) that is attributed to hedged risk and recorded at fair value.

2
Net income in 2018 included unrealized losses of $2 million (2017 – gains of $4 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$750 million of long-term debt at December 31, 2018 (2017 – US$1.1 billion). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

Available-for-Sale Assets Summary
The following tables summarize additional information about the Company's restricted investments that are classified as available-for-sale assets:

	2018		2017
at December 31	LMCI Restricted Investments	Other Restricted Investments[1]	LMCI Restricted Investments	Other Restricted Investments[1]
(millions of Canadian $)

Fair value of fixed income securities[2]
Fixed income securities (maturing within 1 year)	—	22	—	23
Fixed income securities (maturing within 1-5 years)	—	110	—	107
Fixed income securities (maturing within 5-10 years)	140	—	14	—
Fixed income securities (maturing after 10 years)	952	—	790	—
	1,092	132	804	130

1	Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.

2	Available-for-sale assets are recorded at fair value and included in Other current assets and Restricted investments on the Company's Consolidated balance sheet.

	2018		2017		2016
year ended December 31 (millions of Canadian $)	LMCI restricted investments[1]	Other restricted investments	LMCI restricted investments[1]	Other restricted investments	LMCI restricted investments[1]	Other restricted investments

Net unrealized gains/(losses)	11	—	(3)	1	(28)	(1)
Net realized losses[2]	(4)	—	(1)	—	—	—

1
Gains and losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory assets or liabilities.

2	The realized gains and losses on the sale of LMCI restricted investment securities are determined using the average cost basis.
Fair Value of Derivative Instruments
The fair value of foreign exchange and interest rate derivatives has been calculated using the income approach which uses year-end market rates and applies a discounted cash flow valuation model. The fair value of commodity derivatives has been calculated using a market approach. The market approach bases the fair value measures on a comparable transaction using quoted market prices, or in the absence of quoted market prices, third-party broker quotes or other valuation techniques. The fair value of options has been calculated using the Black-Scholes pricing model. Credit risk has been taken into consideration when calculating the fair value of derivative instruments. Unrealized gains and losses on derivative instruments are not necessarily representative of the amounts that will be realized on settlement.
In some cases, even though the derivatives are considered to be effective economic hedges, they do not meet the specific criteria for hedge accounting treatment or are not designated as a hedge and are accounted for at fair value with changes in fair value recorded in net income in the period of change. This may expose the Company to increased variability in reported earnings because the fair value of the derivative instruments can fluctuate significantly from period to period.
The recognition of gains and losses on derivatives for Canadian natural gas regulated pipeline exposures is determined through the regulatory process. Gains and losses arising from changes in the fair value of derivatives accounted for as part of RRA, including those that qualify for hedge accounting treatment, can be recovered or refunded through the tolls charged by the Company. As a result, these gains and losses are deferred as regulatory assets or regulatory liabilities and are refunded to or collected from the ratepayers in subsequent years when the derivative settles.
Balance Sheet Presentation of Derivative Instruments
The balance sheet classification of the fair value of derivative instruments as at December 31, 2018 is as follows:

at December 31, 2018	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	1	—	—	716	717
Foreign exchange	—	—	16	1	17
Interest rate	3	—	—	—	3
	4	—	16	717	737
Intangible and other assets (Note 12)
Commodities[2]	1	—	—	50	51
Foreign exchange	—	—	1	—	1
Interest rate	8	1	—	—	9
	9	1	1	50	61
Total Derivative Assets	13	1	17	767	798

Accounts payable and other (Note 14)
Commodities[2]	(4)	—	—	(622)	(626)
Foreign exchange	—	—	(105)	(188)	(293)
Interest rate	—	(3)	—	—	(3)
	(4)	(3)	(105)	(810)	(922)
Other long-term liabilities (Note 15)
Commodities[2]	—	—	—	(28)	(28)
Foreign exchange	—	—	(2)	—	(2)
Interest rate	(11)	(1)	—	—	(12)
	(11)	(1)	(2)	(28)	(42)
Total Derivative Liabilities	(15)	(4)	(107)	(838)	(964)
Total Derivatives	(2)	(3)	(90)	(71)	(166)

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.
The balance sheet classification of the fair value of derivative instruments as at December 31, 2017 is as follows:

at December 31, 2017	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	1	—	—	249	250
Foreign exchange	—	—	8	70	78
Interest rate	3	—	—	1	4
	4	—	8	320	332
Intangible and other assets (Note 12)
Commodities[2]	—	—	—	69	69
Interest rate	4	—	—	—	4
	4	—	—	69	73
Total Derivative Assets	8	—	8	389	405

Accounts payable and other (Note 14)
Commodities[2]	(6)	—	—	(208)	(214)
Foreign exchange	—	—	(159)	(10)	(169)
Interest rate	—	(4)	—	—	(4)
	(6)	(4)	(159)	(218)	(387)
Other long-term liabilities (Note 15)
Commodities[2]	(2)	—	—	(26)	(28)
Foreign exchange	—	—	(43)	—	(43)
Interest rate	—	(1)	—	—	(1)
	(2)	(1)	(43)	(26)	(72)
Total Derivative Liabilities	(8)	(5)	(202)	(244)	(459)
Total Derivatives	—	(5)	(194)	145	(54)

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.
The majority of derivative instruments held for trading have been entered into for risk management purposes and all are subject to the Company's risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company's exposures to market risk.
Derivatives in fair value hedging relationships
The following table details amounts recorded on the Consolidated balance sheet in relation to cumulative adjustments for fair value hedges included in the carrying amount of the hedged liabilities:

at December 31	Carrying amount		Fair value hedging adjustments[1]
(millions of Canadian $)	2018	2017	2018	2017

Current portion of long-term debt	(748)	(688)	3	1
Long-term debt	(273)	(685)	—	4
	(1,021)	(1,373)	3	5

1	At December 31, 2018 and 2017, adjustments for discontinued hedging relationships included in these balances were nil.
Notional and Maturity Summary
The maturity and notional amount or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations is as follows:

at December 31, 2018	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	23,865	44	59	—	—
Sales[1]	17,689	56	79	—	—
Millions of U.S. dollars	—	—	—	3,862	1,650
Maturity dates	2019-2023	2019-2027	2019	2019	2019-2030

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.

at December 31, 2017	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	66,132	133	6	—	—
Sales[1]	42,836	135	7	—	—
Millions of U.S. dollars	—	—	—	2,931	2,300
Millions of Mexican pesos	—	—	—	100	—
Maturity dates	2018-2022	2018-2021	2018	2018	2018-2022

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.
Unrealized and Realized Gains/(Losses) on Derivative Instruments
The following summary does not include hedges of the net investment in foreign operations.

year ended December 31	2018	2017	2016
(millions of Canadian $)

Derivative instruments held for trading[1]
Amount of unrealized gains/(losses) in the year
Commodities[2]	28	62	123
Foreign exchange	(248)	88	25
Interest rate	—	(1)	—
Amount of realized gains/(losses) in the year
Commodities	351	(107)	(204)
Foreign exchange	(24)	18	62
Interest rate	—	1	—
Derivative instruments in hedging relationships
Amount of realized (losses)/gains in the year
Commodities	(1)	23	(167)
Foreign exchange	—	5	(101)
Interest rate	(1)	1	4

1
Realized and unrealized gains and losses on held-for-trading derivative instruments used to purchase and sell commodities are included on a net basis in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange held-for-trading derivative instruments are included on a net basis in Interest expense and Interest income and other, respectively.

2
In 2018 and 2017, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur (2016 – net loss of $42 million).

Derivatives in cash flow hedging relationships
The components of OCI (Note 22) related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests are as follows:

year ended December 31	2018	2017	2016
(millions of Canadian $, pre-tax)

Change in fair value of derivative instruments recognized in OCI[1]
Commodities	(1)	(1)	39
Interest rate	(13)	4	5
	(14)	3	44

1	No amounts have been excluded from the assessment of hedge effectiveness. Amounts in parentheses indicate losses recorded to OCI and AOCI.
Effect of fair value and cash flow hedging relationships
The following table details amounts presented on the Consolidated statement of income in which the effects of fair value or cash flow hedging relationships are recorded.

year ended December 31	Revenues (Energy)			Interest Expense
(millions of Canadian $)	2018	2017	2016	2018	2017	2016

Total Amount Presented in the Consolidated Statement of Income	2,124	3,593	4,206	(2,265)	(2,069)	(1,998)
Fair Value Hedges
Interest rate contracts
Hedged items	—	—	—	(71)	(74)	(74)
Derivatives designated as hedging instruments	—	—	—	(4)	1	8
Cash Flow Hedges
Reclassification of gains/(losses) on derivative instruments from AOCI to net income[1,2]
Interest rate contracts	—	—	—	22	17	14
Commodity contracts	5	(20)	57	—	—	—

1
Refer to Note 22, Other comprehensive income/(loss) and accumulated other comprehensive loss, for the components of OCI related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests.

2	There are no amounts recognized in earnings that were excluded from effectiveness testing.
Offsetting of derivative instruments
The Company enters into derivative contracts with the right to offset in the normal course of business as well as in the event of default. TransCanada has no master netting agreements, however, similar contracts are entered into containing rights to offset. The Company has elected to present the fair value of derivative instruments with the right to offset on a gross basis in the Consolidated balance sheet. The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2018:

at December 31, 2018	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative – Asset
Commodities	768	(626)	142
Foreign exchange	18	(18)	—
Interest rate	12	(4)	8
	798	(648)	150
Derivative – Liability
Commodities	(654)	626	(28)
Foreign exchange	(295)	18	(277)
Interest rate	(15)	4	(11)
	(964)	648	(316)

1	Amounts available for offset do not include cash collateral pledged or received.
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2017:

at December 31, 2017	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative – Asset
Commodities	319	(198)	121
Foreign exchange	78	(56)	22
Interest rate	8	(1)	7
	405	(255)	150
Derivative – Liability
Commodities	(242)	198	(44)
Foreign exchange	(212)	56	(156)
Interest rate	(5)	1	(4)
	(459)	255	(204)

1	Amounts available for offset do not include cash collateral pledged or received.
With respect to the derivative instruments presented above, the Company provided cash collateral of $143 million and letters of credit of $22 million (2017 – $165 million and $30 million) to its counterparties. At December 31, 2018, the Company held nil in cash collateral and $1 million in letters of credit (2017 – nil and $3 million) from counterparties on asset exposures.
Credit-risk-related contingent features of derivative instruments
Derivative contracts entered into to manage market risk often contain financial assurance provisions that allow parties to the contracts to manage credit risk. These provisions may require collateral to be provided if a credit-risk-related contingent event occurs, such as a downgrade in the Company's credit rating to non-investment grade. The company may also need to provide collateral if the fair value of its derivative financial instruments exceeds pre-defined exposure limits.
Based on contracts in place and market prices at December 31, 2018, the aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position was $6 million (2017 – $2 million), for which the Company has provided no collateral in the normal course of business. If the credit-risk-related contingent features in these agreements were triggered on December 31, 2018, the Company would have been required to provide collateral of $6 million (2017 – $2 million) to its counterparties. Collateral may also need to be provided should the fair value of derivative instruments exceed pre-defined contractual exposure limit thresholds.
The Company has sufficient liquidity in the form of cash and undrawn committed revolving bank lines to meet these contingent obligations should they arise.
Fair Value Hierarchy
The Company's financial assets and liabilities recorded at fair value have been categorized into three categories based on a fair value hierarchy.

Levels	How fair value has been determined

Level I
Quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. An active market is a market in which frequency and volume of transactions provides pricing information on an ongoing basis.

Level II
Valuation based on the extrapolation of inputs, other than quoted prices included within Level I, for which all significant inputs are observable directly or indirectly.
Inputs include published exchange rates, interest rates, interest rate swap curves, yield curves and broker quotes from external data service providers.
This category includes interest rate and foreign exchange derivative assets and liabilities where fair value is determined using the income approach and commodity derivatives where fair value is determined using the market approach.
Transfers between Level I and Level II would occur when there is a change in market circumstances.

Level III
Valuation of assets and liabilities are measured using a market approach based on extrapolation of inputs that are unobservable or where observable data does not support a significant portion of the derivative's fair value. This category includes long-dated commodity transactions in certain markets where liquidity is low and the Company uses the most observable inputs available or, if not available, long-term broker quotes to estimate the fair value for these transactions. Valuation of options is based on the Black-Scholes pricing model.
Assets and liabilities measured at fair value can fluctuate between Level II and Level III depending on the proportion of the value of the contract that extends beyond the time frame for which significant inputs are considered to be observable. As contracts near maturity and observable market data becomes available, they are transferred out of Level III and into Level II.

The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2018, are categorized as follows:

at December 31, 2018	Quoted Prices in Active Markets (Level I)[1]	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	581	187	—	768
Foreign exchange	—	18	—	18
Interest rate	—	12	—	12
Derivative Instrument Liabilities:
Commodities	(555)	(95)	(4)	(654)
Foreign exchange	—	(295)	—	(295)
Interest rate	—	(15)	—	(15)
	26	(188)	(4)	(166)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2018.
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2017, are categorized as follows:

at December 31, 2017	Quoted Prices in Active Markets (Level I)[1]	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	21	283	15	319
Foreign exchange	—	78	—	78
Interest rate	—	8	—	8
Derivative Instrument Liabilities:
Commodities	(27)	(193)	(22)	(242)
Foreign exchange	—	(212)	—	(212)
Interest rate	—	(5)	—	(5)
	(6)	(41)	(7)	(54)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2017.
The following table presents the net change in fair value of derivative assets and liabilities classified in Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2018	2017

Balance at beginning of year	(7)	16
Transfers out of Level III	5	(19)
Total gains/(losses) included in Net income	8	(17)
Settlements	(9)	18
Sales	—	(5)
Foreign exchange	(1)	—
Balance at end of year[1]	(4)	(7)

1	Revenues include unrealized losses of $5 million attributed to derivatives in the Level III category that were still held at December 31, 2018 (2017 – unrealized losses of $7 million).
A 10 per cent increase or decrease in commodity prices, with all other variables held constant, would result in a $2 million decrease or increase, respectively, in the fair value of outstanding derivative instruments included in Level III as at December 31, 2018.